SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 — SUBSEQUENT EVENTS

Security Promissory Notes and Pledge Agreements

April 2026 Security Promissory Note and Pledge Agreement

On April 4, 2026, the Company issued a secured promissory note (the “April Promissory Note”) to another lender in the principal amount of $300,000 for a purchase price of $300,000. The April Promissory Note bears no interest and will mature in full on July 3, 2026. Upon the occurrence of certain events of default, the interest rate on the April Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the April Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the April Promissory Note.

In connection with the April Promissory Note, on April 3, 2026, the Pledgors entered into a pledge agreement (the “April Pledge Agreement”) with the lender. Pursuant to the April Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 1,126,154 Class B Ordinary Shares of the Company (or 70,385 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors (collectively, the “April Pledged Shares”). The April Pledge Agreement secures all of the Company’s obligations under the April Promissory Note and grants the lender a continuing, first-priority security interest in the April Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the April Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the April Pledged Shares, subject to applicable notice and cure provisions.

The Company received $200,000 proceeds in advance from the lender in connection with the April Promissory Note as of March 31, 2026, the proceeds was used to repay the convertible debentures disclosed in Note 16. As of the date of this annual report, the convertible debentures previously issued to YA II PN, LTD have been fully satisfied and are no longer outstanding. The April Promissory Note was fully repaid by the Company upon maturity date.

Change in Authorized Capital and Share Consolidation

On April 10, 2026, the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”).

On May 6, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value of US$0.0016 each to US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each, with immediate effect. In the meantime, the voting rights attached to each Class B ordinary share increase from fifty (50) votes to four hundred (400) votes on all matters subject to a vote at general meetings of the Company, with immediate effect. On May 6, 2026, the Company’s shareholders authorized the Board of Directors, at its discretion, to implement one or more further share consolidations of the Company's issued and unissued Class A and Class B ordinary shares at a cumulative ratio of up to 4,000-for-1, to be effected at any time during the two-year period following such approval, without further shareholder approval. As of the date of this report, the Board has not implemented any share consolidation pursuant to this authorization beyond the 16-for-1 Share Consolidation described above.

The Company has retroactively adjusted all shares and per share data for all periods presented. For details refer to Note 19.

Share issuance

On June 24, 2026, the Company entered into a securities purchase agreement with certain investor, pursuant to which the Company agreed to issue and sell (the “Offering”): (i) 183,862 Class A ordinary shares of the Company, par value $0.0016 per share, at a purchase price of $3.25 per share; and (ii) pre-funded warrants to purchase up to 271,106 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $3.24 per Pre-Funded Warrant. The Offering closed on June 25, 2026. The Company received approximately $1.478 million in gross proceeds from the Offering, before deducting placement agent fees and estimated offering expenses. The Company used the net proceeds from the Offering for working capital and other general corporate purposes. Each Pre-Funded Warrant represents the right to purchase one (1) Class A Ordinary Share at an exercise price of $0.01 per share. The Pre-Funded Warrants have been exercised in full as of the date of this report.

On June 30, 2026, the Company entered into a securities purchase agreement with certain investor, pursuant to which the Company agreed to issue and sell (the “Offering”): (i) 200,000 Class A ordinary shares of the Company, par value $0.0016 per share, at a purchase price of $1.00 per share; and (ii) pre-funded warrants to purchase up to 550,000 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $0.99 per Pre-Funded Warrant. The Offering closed on July 1, 2026. The Company received approximately $750,000 in gross proceeds from the Offering, before deducting placement agent fees and estimated offering expenses. The Company used the net proceeds from the Offering for working capital and other general corporate purposes. Each Pre-Funded Warrant represents the right to purchase one (1) Class A Ordinary Share at an exercise price of $0.01 per share. The Pre-Funded Warrants have been exercised in full as of the date of this report.

The Company evaluated the subsequent events through July 31, 2026, and concluded that there are no other material reportable subsequent events except disclosed above that would have required adjustment or disclosure in the financial statements.